Condensed consolidated interim statement of financial position - CHF (SFr)	Jun. 30, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	SFr 4,891,000	SFr 5,681,000
Intangible assets	122,000	212,000
Total non-current assets	5,013,000	5,893,000
Short-term time deposits	93,440,000	119,580,000
Other current assets	3,108,000	3,617,000
Trade and other receivables	3,370,000	1,953,000
Cash and cash equivalents	65,686,000	67,309,000
Total current assets	165,604,000	192,459,000
Total assets	170,617,000	198,352,000
Shareholders' equity and liabilities
Share capital	3,668,259	3,635,000
Additional paid-in capital	367,516,000	365,530,000
Treasury share reserve	(981,000)	(981,000)
Cumulative losses	(214,634,000)	(191,755,000)
Total shareholders' equity	155,569,000	176,429,000
Lease liability	1,837,000	2,444,000
Employee benefits	1,851,000	5,063,000
Total non-current liabilities	3,688,000	7,507,000
Trade and other payables	2,858,000	1,328,000
Accrued expenses	6,705,000	7,547,000
Contract liability	585,000	4,333,000
Lease liability	1,212,000	1,208,000
Total current liabilities	11,360,000	14,416,000
Total liabilities	15,048,000	21,923,000
Total shareholders' equity and liabilities	SFr 170,617,000	SFr 198,352,000